Mar. 31, 2016
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST

Morgan Stanley

March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2015
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2015
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2015
(each, a "Fund")

The following is hereby added as the last sentence to the section of each Fund's Prospectus entitled "Fund Summary—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.